Equity (Share-based Payments to Employees, Non-marketable Options, Grants Parameters) (Details)	12 Months Ended
Dec. 31, 2023 USD ($) yr $ / shares
Granted 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in $) | $ / shares	$ 3.9
CPI-linked exercise price (in $) | $	$ 4.3
Fair value | $	$ 4,000,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.1
Granted 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in $) | $ / shares	$ 4.5
CPI-linked exercise price (in $) | $	$ 4.3
Fair value | $	$ 11,300,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.6
Granted 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in $) | $ / shares	$ 4.4
CPI-linked exercise price (in $) | $	$ 4.3
Fair value | $	$ 8,800,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.4
Granted 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in $) | $ / shares	$ 5.4
CPI-linked exercise price (in $) | $	$ 5.3
Fair value | $	$ 7,500,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.2
Granted 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in $) | $ / shares	$ 6.8
CPI-linked exercise price (in $) | $	$ 7.1
Fair value | $	$ 600,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.3
Granted 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in $) | $ / shares	$ 10
CPI-linked exercise price (in $) | $	$ 10.1
Fair value | $	$ 24,900,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 2
Granted 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in $) | $ / shares	$ 7.7
CPI-linked exercise price (in $) | $	$ 7.6
Fair value | $	$ 900,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 2
First tranche [Member] | Granted 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	30.51%
Expected life of options (in years)	7
Equity Compensation Plan Risk Free Interest Rate	0.01%
First tranche [Member] | Granted 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	31.88%
Expected life of options (in years)	7
Equity Compensation Plan Risk Free Interest Rate	0.37%
First tranche [Member] | Granted 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	28.86%
Expected life of options (in years)	7
Equity Compensation Plan Risk Free Interest Rate	0.03%
First tranche [Member] | Granted 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	27.85%
Expected life of options (in years)	4.4
Equity Compensation Plan Risk Free Interest Rate	(0.67%)
First tranche [Member] | Granted 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	31.70%
Expected life of options (in years)	4.4
Equity Compensation Plan Risk Free Interest Rate	0.43%
First tranche [Member] | Granted 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	31.80%
Expected life of options (in years)	3.2
Equity Compensation Plan Risk Free Interest Rate	(1.46%)
First tranche [Member] | Granted 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	35.84%
Expected life of options (in years)	3.1
Equity Compensation Plan Risk Free Interest Rate	1.49%
Second tranche [Member] | Granted 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	30.51%
Expected life of options (in years)	7
Equity Compensation Plan Risk Free Interest Rate	0.01%
Second tranche [Member] | Granted 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	31.88%
Expected life of options (in years)	7
Equity Compensation Plan Risk Free Interest Rate	0.37%
Second tranche [Member] | Granted 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	28.86%
Expected life of options (in years)	7
Equity Compensation Plan Risk Free Interest Rate	0.03%
Second tranche [Member] | Granted 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	27.85%
Expected life of options (in years)	4.4
Equity Compensation Plan Risk Free Interest Rate	(0.67%)
Second tranche [Member] | Granted 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	31.70%
Expected life of options (in years)	4.4
Equity Compensation Plan Risk Free Interest Rate	0.43%
Second tranche [Member] | Granted 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	30.88%
Expected life of options (in years)	3.8
Equity Compensation Plan Risk Free Interest Rate	(1.29%)
Second tranche [Member] | Granted 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	34.15%
Expected life of options (in years)	3.7
Equity Compensation Plan Risk Free Interest Rate	1.43%
Third tranche [Member] | Granted 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	30.51%
Expected life of options (in years)	7
Equity Compensation Plan Risk Free Interest Rate	0.01%
Third tranche [Member] | Granted 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	31.88%
Expected life of options (in years)	7
Equity Compensation Plan Risk Free Interest Rate	0.37%
Third tranche [Member] | Granted 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	28.86%
Expected life of options (in years)	7
Equity Compensation Plan Risk Free Interest Rate	0.03%
Third tranche [Member] | Granted 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	0.00%
Expected life of options (in years)	0
Equity Compensation Plan Risk Free Interest Rate	0.00%
Third tranche [Member] | Granted 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	0.00%
Expected life of options (in years)	0
Equity Compensation Plan Risk Free Interest Rate	0.00%
Third tranche [Member] | Granted 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	30.52%
Expected life of options (in years)	4
Equity Compensation Plan Risk Free Interest Rate	(1.21%)
Third tranche [Member] | Granted 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	33.77%
Expected life of options (in years)	3.9
Equity Compensation Plan Risk Free Interest Rate	1.43%